Exercise Prices for Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding And Exercisable, Exercise Price, lower range limit	$ 14.21
Options Outstanding And Exercisable, Exercise Price, upper range limit	$ 24.18
Options Outstanding And Exercisable, Number Outstanding	498,493
Options Outstanding And Exercisable, Weighted Average Remaining Contractual Life (Yrs)	10 months 28 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 17.66
Exercise Price $11.94 - 14.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding And Exercisable, Exercise Price, lower range limit	$ 11.94
Options Outstanding And Exercisable, Exercise Price, upper range limit	$ 14.46
Options Outstanding And Exercisable, Number Outstanding	22,813
Options Outstanding And Exercisable, Weighted Average Remaining Contractual Life (Yrs)	4 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 0.07
Exercise Price $15.02 - 17.77
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding And Exercisable, Exercise Price, lower range limit	$ 15.02
Options Outstanding And Exercisable, Exercise Price, upper range limit	$ 17.77
Options Outstanding And Exercisable, Number Outstanding	204,381
Options Outstanding And Exercisable, Weighted Average Remaining Contractual Life (Yrs)	7 months 2 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 7.22
Exercise Price $18.46 - 19.68
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding And Exercisable, Exercise Price, lower range limit	$ 18.46
Options Outstanding And Exercisable, Exercise Price, upper range limit	$ 19.68
Options Outstanding And Exercisable, Number Outstanding	258,246
Options Outstanding And Exercisable, Weighted Average Remaining Contractual Life (Yrs)	3 months 22 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 9.78
Exercise Price $20.55 - 24.18
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding And Exercisable, Exercise Price, lower range limit	$ 20.55
Options Outstanding And Exercisable, Exercise Price, upper range limit	$ 24.18
Options Outstanding And Exercisable, Number Outstanding	13,053
Options Outstanding And Exercisable, Weighted Average Remaining Contractual Life (Yrs)	0 years
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 0.59